Compass EMP Ultra Short-Term Fixed Income Fund
Compass EMP Ultra Short-Term Fixed Income Fund
Investment Objective:
The Fund's objective is current income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 61 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Ultra Short-Term Fixed Income Fund (USD $)	Compass EMP Ultra Short-Term Fixed Income Fund Class A	Compass EMP Ultra Short-Term Fixed Income Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Compass EMP Ultra Short-Term Fixed Income Fund		Compass EMP Ultra Short-Term Fixed Income Fund Class A	Compass EMP Ultra Short-Term Fixed Income Fund Class I
Management Fees		0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.34%	0.34%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.00%	0.75%
Fee Waivers and Expense Reimbursement	[2]	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		0.71%	0.46%
[1]	Estimated for the current fiscal year.
[2]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2013 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 0.45% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Compass EMP Ultra Short-Term Fixed Income Fund (USD $)	1 Year	3 Years
Compass EMP Ultra Short-Term Fixed Income Fund Class A	172	387
Compass EMP Ultra Short-Term Fixed Income Fund Class I	47	211

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing primarily in domestic and foreign treasury bills and notes, commercial paper and corporate debt.  The dollar-weighted average fixed income maturity of the Fund is expected to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) directly in fixed income instruments, which the Fund defines to include domestic and foreign treasury bills and notes, commercial paper, corporate debt and other forms of indebtedness, with a remaining maturity of one year, or less.  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

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Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

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Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

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Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

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Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.

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Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.